SHARE-BASED COMPENSATION (Fair Value Assumptions) (Details) - LTPP [Member]	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility of Keysight shares	25.00%	27.00%	25.00%
Volatility of selected peer-company shares minimum	14.00%	15.00%	14.00%
Volatility of selected peer-company shares maximum	14.00%	15.00%	54.00%
Price-wise correlation with selected peers	57.00%	57.00%	38.00%